Debt Securities Held-to-Maturity (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity
Debt securities held to maturity at December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Allowance for Credit Losses	Fair Value
	(In thousands)
U.S. government and agency obligations	$44,872	$—	$(3,321)	$—	$41,551
Mortgage-backed securities and collateralized mortgage obligations	351,361	699	(26,322)	—	325,738

	$396,233	$699	$(29,643)	$—	$367,289

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Allowance for Credit Losses	Fair Value
	(In thousands)
U.S. government and agency obligations	$44,871	$—	$(5,288)	$—	$39,583
Mortgage-backed securities and collateralized mortgage obligations	347,969	8	(37,407)	—	310,570

	$392,840	$8	$(42,695)	$—	$350,153

Investments Classified by Contractual Maturity Date
The amortized cost and fair value of debt securities held to maturity at December 31, 2025, by contractual final maturity, is shown below. Expected maturities may differ from contractual maturities due to prepayment or early call options exercised by the issuer.

	December 31, 2025
	Amortized Cost	Fair Value
	(In thousands)
One year or less	$14,875	$14,807
More than one year to five years	10,000	9,376
More than five years to ten years	9,997	9,310
More than ten years	10,000	8,058

	44,872	41,551
Mortgage-backed securities and collateralized mortgage obligations	351,361	325,738

	$396,233	$367,289

Schedule of Unrealized Loss on Investments
The following tables summarize the fair value and gross unrealized losses of those securities that reported an unrealized loss at December 31, 2025 and 2024 and if the unrealized loss position was continuous for the twelve months prior to those respective dates:

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$41,552	$(3,321)	$41,552	$(3,321)
Mortgage-backed securities and collateralized mortgage obligations	1,659	(1)	290,237	(26,321)	291,896	(26,322)

	$1,659	$(1)	$331,789	$(29,642)	$333,448	$(29,643)

	December 31, 2024
	Less than 12 months		12 months or longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$39,583	$(5,288)	$39,583	$(5,288)
Mortgage-backed securities and collateralized mortgage obligations	41,030	(605)	267,756	(36,802)	308,786	(37,407)

	$41,030	$(605)	$307,339	$(42,090)	$348,369	$(42,695)

Northfield Bancorp, Inc. [Member]
Marketable Securities [Line Items]
Summary of Mortgage-Backed Securities Held-to-Maturity
The following is a summary of mortgage-backed securities
held-to-maturity
at December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSEs	$8,339	$99	$(294)	$8,144

Total securities held-to-maturity	$8,339	$99	$(294)	$8,144

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSEs	$9,303	$16	$(557)	$8,762

Total securities held-to-maturity	$9,303	$16	$(557)	$8,762

Summary of Gross Unrealized Losses on Mortgage-Backed Securities
Gross unrealized losses on mortgage-backed securities
held-to-maturity,
and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2025 and December 31, 2024 were as follows (in thousands):

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$—	$—	$(294)	$5,922	$(294)	$5,922

Total	$—	$—	$(294)	$5,922	$(294)	$5,922

	December 31, 2024
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$—	$—	$(557)	$5,974	$(557)	$5,974

Total	$—	$—	$(557)	$5,974	$(557)	$5,974